ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 7 – Other Payables

Other payable are primary composed of debt with private fund and accrued interest, deposit and current portion of unearned income. As of March 31, 2025 and December 31, 2024, the Company had outstanding debt with private fund and institutions recorded as other payables for an aggregate carrying amount of $3,488,247 and $2,055,660, respectively. The Company borrowed $1,611,350 of interest free loans from private funds and paid $194,627 back for the three months ended March 31, 2025.The Company borrowed $411,351 of interest free loans from private funds for the three months ended March 31, 2024.

NOTE 9 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

December 31,	2024	2023
Advances from customers	$81,153	$63,867
Salary payable	87,206	181,950
Tax payable	17,235	16,131
Other payables	2,754,809	1,921,669
Long-term payables, current portion	152,550	129,155
Total	$3,092,953	$2,312,772

Other payable was primarily comprised of loans from non-bank institution and private funds including accrued interest, which consisted of $274,051 of loan at 9% of annual interest rate with a due date of June 30,2023 from Funan Agricultural Investment Co. Ltd, $1,370,257 of loan at 3.45% of annual interest rate with a due date of December 29,2022 from Funan Small Business Financing Service Center and $185,356 of accrued interests, $404,703 from unrelated private fund with non-interest bearing and due on demand, $217,871 of accrued payment to the owner of Funan Zhihua Mushroom Co., Ltd (Refer to Note 10) and $301,457 of deposit received from customers. Currently, the loans from Funan Agricultural Investment Co. Ltd, and Funan Small Business Financing Service Center are under negotiating.

Other payable was primarily comprised of loans from non-bank institution which consisted of $281,805 at 6% interest rate from Funan Agricultural Investment Co. Ltd and $1,409,026 of loan from Funan Small Business financing service center,$63,788 of accrued interest in 2023.